Subsequent Events (Details) - USD ($)	Sep. 28, 2026	Mar. 30, 2026	Feb. 17, 2026	Jan. 14, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Preferred shares issue (in Shares)
Accrued rent					$ 1,958,400	$ 1,713,600
price per share
Preferred stock issuance price per share (in Dollars per share)					$ 0.0001	$ 0.0001
Forecast [Member]
Subsequent Events [Line Items]
Exceed price per share (in Dollars per share)	$ 1
Subsequent Event [Member]
Subsequent Events [Line Items]
Net proceeds				$ 500,000
Convertible shares lesser price (in Dollars per share)				$ 0.75
Percentage of Lowest VWAP				90.00%
Number of trading days				10 days
Warrant issue (in Shares)				990,099
Warrant excerise price (in Dollars per share)		$ 0.503
Secured term loan facility			$ 10,600,000
Variable floor rate			5.75%
Variable rate			4.50%
Interest payable			$ 58,000
Separate tranche amount			$ 2,500,000
Debt reserve requirement percentage			10.00%
Principal and accrued interest		$ 16,900,000
Subsequent Event [Member] | Convertible Debts [Member]
Subsequent Events [Line Items]
Convertible note face amount				$ 600,000
Interest rate				5.00%
Subsequent Event [Member] | Loan Agreement [Member]
Subsequent Events [Line Items]
Secured term loan facility			$ 5,500,000
Aggregate principal amount			550,000
Subsequent Event [Member] | Initial Loan Amount [Member]
Subsequent Events [Line Items]
Secured term loan facility			$ 5,000,000
Subsequent Event [Member] | NLabs [Member]
Subsequent Events [Line Items]
Principal and accrued interest		16,876,400
Accrued rent		$ 2,000,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Gross proceeds				$ 2,500,000
Warrant excerise price (in Dollars per share)				$ 0.51
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred shares issue (in Shares)		20,000
Accrued rent		$ 2,323,600
Series A Preferred Stock [Member] | Subsequent Event [Member] | NLabs [Member]
Subsequent Events [Line Items]
Preferred shares issue (in Shares)		168,764
Series A Preferred Stock [Member] | Subsequent Event [Member] | Converon Agreement [Member]
Subsequent Events [Line Items]
Preferred shares issue (in Shares)		23,236
Series A-1 Preferred Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
price per share		$ 100
Preferred stock issuance price per share (in Dollars per share)		$ 0.503